August 18, 2000

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

RE:	Smith Barney Managed Municipals Fund (the
"Fund")
	File Nos. 2-69308 & 811-3097

Gentlemen:

Pursuant to Rule 497 (j) under the Securities Act of
1933, as amended, please accept this letter as certification that (a)the Fund's prospectus, dated
June 28, 2000, as amended August 21, 2000, (b) the statement of additional information, also dated June
28, 2000, as amended August 21, 2000, for the above referenced Fund does not differ from that contained in Post-Effective Amendment No. 36 filed on August
16, 2000.

Please return an electronic transmittal as evidence of your receipt of this filing.

Any questions regarding this filing should be directed to the undersigned at (212) 816-5770.

Sincerely yours,


/s/ Michael Kocur
Michael Kocur
Assistant Secretary


Enclosure